Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

15. Segment Information

The Partnership had three reportable segments, wireless communication, outdoor advertising, and renewable power generation, as of December 31, 2014 and two reportable segments, wireless communication and outdoor advertising, as of December 31, 2013 and 2012.

The Partnership’s wireless communication segment consists of leasing real property interests to companies in the wireless communication industry in the United States. The Partnership’s outdoor advertising segment consists of leasing real property interests to companies in the outdoor advertising industry in the United States. The Partnership’s renewable power generation segment consists of leasing real property interests to companies in the renewable power industry in the United States. Items that are not included in any of the reportable segments are included in the corporate category.

The reportable segments are strategic business units that offer different products and services. They are commonly managed as all three segments require similar marketing and business strategies. Because our tenant lease arrangements are mostly effectively triple-net, we evaluate our segments based on revenue. We believe this measure provides investors relevant and useful information because it is presented on an unlevered basis.

The statements of income for the reportable segments, with prior-period financial information retroactively adjusted for the Acquisitions, are as follows:

For the year ended December 31, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$14,732,527	$2,703,104	$15,258	$—	$17,450,889
Interest income on receivables	709,030	—	—	—	709,030
Total revenue	15,441,557	2,703,104	15,258	—	18,159,919
Expenses
Management fees to affiliate	423,299	75,862	168	—	499,329
Property operating	9,637	15,083	—	—	24,720
General and administrative	39,003	9,633	—	771,886	820,522
Acquisition-related	292,079	81,459	6,450	—	379,988
Amortization	4,112,567	333,733	5,768	—	4,452,068
Impairments	258,834	—	—	—	258,834
Total expenses	5,135,419	515,770	12,386	771,886	6,435,461
Other income and expenses
Interest expense	(40,619)	(10,038)	—	(6,152,131)	(6,202,788)
Loss on early extinguishment of debt	—	—	—	(2,905,259)	(2,905,259)
Realized loss on derivatives	—	—	—	(213,181)	(213,181)
Unrealized loss on derivatives	—	—	—	(571,359)	(571,359)
Total other income and expenses	(40,619)	(10,038)	—	(9,841,930)	(9,892,587)
Net income (loss)	$10,265,519	$2,177,296	$2,872	$(10,613,816)	$1,831,871

For the year ended December 31, 2013:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$11,932,890	$2,079,219	$—	$14,012,109
Interest income on receivables	742,185	—	—	742,185
Total revenue	12,675,075	2,079,219	—	14,754,294
Expenses
Management fees to affiliate	385,990	64,472	—	450,462
Property operating	6,454	—	—	6,454
General and administrative	106,840	79,114	536,647	722,601
Acquisition-related	790,202	75,341	—	865,543
Amortization	3,567,426	224,014	—	3,791,440
Impairments	1,005,478	—	—	1,005,478
Total expenses	5,862,390	442,941	536,647	6,841,978
Other income and expenses
Interest expense	(54,546)	(11,774)	(4,279,435)	(4,345,755)
Unrealized gain on derivatives	—	—	1,279,176	1,279,176
Total other income and expenses	(54,546)	(11,774)	(3,000,259)	(3,066,579)
Net income (loss)	$6,758,139	$1,624,504	$(3,536,906)	$4,845,737

For the year ended December 31, 2012:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$5,868,414	$615,401	$—	$6,483,815
Interest income on receivables	356,348	—	—	356,348
Total revenue	6,224,762	615,401	—	6,840,163
Expenses
Management fees to affiliate	192,881	18,448	—	211,329
Property operating	26,267	—	—	26,267
General and administrative	1,036	—	190,257	191,293
Acquisition-related	1,024,089	94,559	—	1,118,648
Amortization	1,393,573	58,442	—	1,452,015
Impairments	183,271	—	—	183,271
Total expenses	2,821,117	171,449	190,257	3,182,823
Other income and expenses
Interest expense	(12,024)	(1,796)	(1,462,387)	(1,476,207)
Unrealized loss on derivatives	—	—	(1,016,716)	(1,016,716)
Total other income and expenses	(12,024)	(1,796)	(2,479,103)	(2,492,923)
Net income (loss)	$3,391,621	$442,156	$(2,669,360)	$1,164,417

The Partnership’s total assets by segment were:

	December 31,
	2014	2013
Segments
Wireless communication	$206,656,666	$196,563,052
Outdoor advertising	40,880,019	28,430,874
Renewable power generation	391,381	–
Corporate assets	3,011,436	6,360,358
Total Assets	$250,939,502	$231,354,284